FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Derivative financial instruments	$ 210	$ 159
Liabilities:
Derivative financial instruments
Level 1 [Member]
Assets:
Derivative financial instruments
Liabilities:
Derivative financial instruments
Level 2 [Member]
Assets:
Derivative financial instruments	210	159
Liabilities:
Derivative financial instruments
Level 3 [Member]
Assets:
Derivative financial instruments
Liabilities:
Derivative financial instruments